Facility Exit Costs - SRA (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Restructuring Reserve [Roll Forward]
Balance, beginning	$ 10,786	$ 13,366	$ 3,538
Facility exit costs accrued	(627)	5,545	12,810
Cash payments	(1,616)	(7,689)	(2,202)
Non-cash settlement	(50)	(436)	(780)
Balance, ending	8,493	10,786	$ 13,366
Less: Current portion of facility exit charge liability	(5,145)	(6,667)
Long-term facility exit charge liability	$ 3,348	$ 4,119